Document and Entity Information	Oct. 09, 2024
Details
Registrant CIK	0001342936
Document Type	8-K
Document Period End Date	Oct. 09, 2024
Entity Registrant Name	Rivulet Entertainment, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-1342936
Entity Tax Identification Number	98-0511932
Entity Address, Address Line One	7659 E. Wood Drive
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	480
Local Phone Number	704-4183
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RIVF
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false